Commitments and Contingencies (Details Textual)	1 Months Ended		12 Months Ended
	Nov. 30, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitments and Contingencies (Textual)
Office space, description			The Company leases facilities and offices with expiration dates between March 2018 and April 2019.
Rent expense			$ 133,121	$ 111,893	$ 83,945
Plaintiff claimed total damages	$ 153,695
Liquidity borrowing			$ 10,867,111	$ 9,020,697
Weihai Commercial Bank [Member]
Commitments and Contingencies (Textual)
Guarantee contract, description			The Company provided a guarantee for the loan to Yantai Runtai Medical Co., Ltd. by Weihai Commercial Bank in the amount of approximately $ 782,607 (RMB 5,000,000) for a period from June 7, 2018 until two years after the due date of the loan.
CNY [Member]
Commitments and Contingencies (Textual)
Plaintiff claimed total damages | ¥		¥ 1,000,000